Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net loss	$ (18,169,070)	$ (5,952,875)	$ (16,322,779)
Discontinued operations, net of tax		(5,481,757)	7,900,662
Net loss from continuing operations	(18,169,070)	(11,434,632)	(8,422,117)
Adjustments for:
Depreciation of property and equipment (Note 7)	631,263	166,342	96,452
Amortization of patents and licenses (Note 8)	65,782	61,671	56,792
Amortization of debt issuance cost (Note 12)		372,340
Amortization of right of use asset (Note 9)	116,057	15,683
Impairment of long lived assets (Notes 10 and 24)		1,764,459
Accretion of debt discount on convertible debentures (Note 12)	524,095	280,829
Stock-based compensation (Note 15)	3,612,945	2,888,141	3,602,879
Income tax recovery (Notes 25)		(292,740)
Non-cash settled operating costs (Notes 7 and 13)	910,738
Credit loss on receivable from the sale of discontinued operations (Note 3)	2,500,000
Gain on lease modification (Note 9)	(786)
Non-cash foreign exchange	161,000
Total adjustments to reconcile profit (loss)	(9,647,976)	(6,177,907)	(4,665,994)
Net change in non-cash working capital accounts:
Prepaid and other current assets (Note 5)	232,522	(685,667)	(75,855)
Accounts payable and accrued liabilities (Note 11)	(22,510)	420,457	244,054
Cash flows from operating activities, continuing operations	(9,437,964)	(6,443,117)	(4,497,795)
Cash flows from operating activities, discontinued operations		(2,951,104)	(4,790,793)
Net cash flows from (used in) operating activities	(9,437,964)	(9,394,221)	(9,288,588)
INVESTING ACTIVITIES
Proceeds from the sale of discontinued operations (Note 23)	15,500,000
Purchase of property and equipment (Note 7)	(1,521,788)	(445,678)
Purchase of patents and licenses (Note 8)	(52,075)	(65,806)	(67,608)
Cash flows from investing activities, continuing operations	13,926,137	(511,484)	(67,608)
Cash flow from investing activities, discontinued operations		5,908,623	(3,467,992)
Net cash flows from (used in) investing activities	13,926,137	5,397,139	(3,535,600)
FINANCING ACTIVITIES
Issue of common shares for cash, net of issue costs (Note 13)	1,088,450	60,028	10,648,003
Payment of lease liability (Note 9)	(144,142)	(19,162)
Proceeds from covid 19 government support loans (Note 26)	218,151
Proceeds from convertible debentures, net of issue costs paid in cash (Note 12)		3,352,849
Proceeds from loan payable and promissory note (Note 12)		4,000,000
Repayment of loan payable and promissory note (Note 12)		(4,000,000)
Cash flows from financing activities, continuing operations	1,162,459	3,393,715	10,648,003
Cash flow from financing activities, discontinued operations		(258,460)
Net cash flows from (used in) financing activities	1,162,459	3,135,255	10,648,003
Effect of exchange rate on cash, continuing operations	(205,867)	(263,902)	(256,915)
Effect of exchange rate on cash, discontinued operations		(14,010)	26,490
Effect of exchange rate on cash	(205,867)	(277,912)	(230,425)
Net change in cash and cash equivalents, continuing operations	5,444,765	(3,824,788)	5,825,685
Net change in cash and cash equivalents, discontinued operations		2,685,049	(8,232,295)
Cash and cash equivalents, beginning of year	1,428,129	2,567,868	4,974,478
Cash and cash equivalents, end of year	6,872,894	1,428,129	2,567,868
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES
Purchase of property and equipment financed through accounts payable			$ 250,160